NET INCOME (LOSS) PER COMMON SHARE (Details Textual) - shares	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		20,212,716	26,922,933	25,146,533	27,186,456
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	18,582,297		18,582,297